Receivables and Prepaid Expenses (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Receivables and Prepaid Expenses [Line Items]
Prepaid expenses	[1]	$ 1,059,835	$ 517,442
Other receivables	[2]	133,761	94,131
Canada [Member]
Receivables and Prepaid Expenses [Line Items]
Other receivables		$ 97,120	$ 79,692

[1]	Prepaid expenses Prepaid expenses are recognised as assets when payments are made for services to be received in future periods. As of December 31, 2025, Prepaid expenses amount to $1,059,835 (December 31, 2024 – $517,442) and mainly include: Directors and Officers insurance and easement payments which represents payments to landowners to secure access rights and permits for drilling rig installation and other exploration works.
[2]	Other receivables Included in other receivables is $97,120 (December 31, 2024 – $79,692) of Harmonized Sales Tax (“HST”) refund receivable in Canada.